Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue
Schedule of receivables and contract liabilities from contracts with customers

	June 30, 2024	December 31, 2023

Receivables	0	0
Contract liabilities	774	1,083

Schedule of disaggregation of revenue

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Geographic information
Revenue:
Germany	0	0	0	0
USA	154	1,390	309	5,900
	154	1,390	309	5,900

Major service lines:
Collaboration revenue	154	1,215	309	5,671
Service revenue	0	175	0	229
	154	1,390	309	5,900

Timing on revenue recognition:
Point in time	0	0	0	0
Over time	154	1,390	309	5,900
	154	1,390	309	5,900